Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 33,342	$ 26,432
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	120,509	153,276
Gross Unrealized Gains	2,635	3,127
Gross Unrealized Losses	(901)	(1,180)
Fair Value	122,243	155,223
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(269)	(130)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	20,752	45,025
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(632)	(1,050)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	54,094	71,457
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	901	1,180
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,371	2,792
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(71)	(8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	2,942
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	0	(58)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,371	5,734
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	71	66
U.S. Federal Agency [Member]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	9,442	7,447
Gross Unrealized Gains	1	14
Gross Unrealized Losses	(71)	(66)
Fair Value	9,372	7,395
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,512	3,571
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	50,020	54,298
Gross Unrealized Gains	2,397	2,638
Gross Unrealized Losses	(17)	(89)
Fair Value	52,400	56,847
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(14)	(11)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	856	5,506
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(3)	(78)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,368	9,077
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	17	89
Mortgage-backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,259	13,261
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	17,671	27,391
Gross Unrealized Gains	98	185
Gross Unrealized Losses	(73)	(88)
Fair Value	17,696	27,488
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(48)	(40)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	809	3,073
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(25)	(48)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	10,068	16,334
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	73	88
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	11,200	5,845
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	42,376	63,140
Gross Unrealized Gains	139	290
Gross Unrealized Losses	(679)	(900)
Fair Value	41,836	62,530
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(136)	(34)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	18,148	33,504
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(543)	(866)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	29,348	39,349
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	679	900
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	963
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
Amortized Cost	1,000	1,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(61)	(37)
Fair Value	939	963
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	0	(37)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	939	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(61)	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	939	963
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ 61	$ 37